Description of Business - Summary of Entity Name and Adopted Method (Detail)	12 Months Ended
Dec. 31, 2021
MSP Recovery Puerto Rico [Member]
Disclosure In Tabular Form Of The Method Adopted By The Companies In Preparing And Consolidating The Financial Statements [Line Items]
Description Of Method Used In Preparing Financial Statements	Combined
MDA Series LLC [Member]
Disclosure In Tabular Form Of The Method Adopted By The Companies In Preparing And Consolidating The Financial Statements [Line Items]
Description Of Method Used In Preparing Financial Statements	Combined
MSP Recovery LLC [Member]
Disclosure In Tabular Form Of The Method Adopted By The Companies In Preparing And Consolidating The Financial Statements [Line Items]
Description Of Method Used In Preparing Financial Statements	Combined
MAO MSC Recovery LLC Series FHCP [Member]
Disclosure In Tabular Form Of The Method Adopted By The Companies In Preparing And Consolidating The Financial Statements [Line Items]
Description Of Method Used In Preparing Financial Statements	Consolidated (non-wholly owned)
MSP Recovery Services LLC [Member]
Disclosure In Tabular Form Of The Method Adopted By The Companies In Preparing And Consolidating The Financial Statements [Line Items]
Description Of Method Used In Preparing Financial Statements	Combined
MSPA Claims One LLC [Member]
Disclosure In Tabular Form Of The Method Adopted By The Companies In Preparing And Consolidating The Financial Statements [Line Items]
Description Of Method Used In Preparing Financial Statements	Consolidated (wholly owned)
MSP National LLC [Member]
Disclosure In Tabular Form Of The Method Adopted By The Companies In Preparing And Consolidating The Financial Statements [Line Items]
Description Of Method Used In Preparing Financial Statements	Consolidated (wholly owned)
MSP Recovery Claims Prov Series LLC [Member]
Disclosure In Tabular Form Of The Method Adopted By The Companies In Preparing And Consolidating The Financial Statements [Line Items]
Description Of Method Used In Preparing Financial Statements	Combined
MSP Recovery Claims CAID Series LLC [Member]
Disclosure In Tabular Form Of The Method Adopted By The Companies In Preparing And Consolidating The Financial Statements [Line Items]
Description Of Method Used In Preparing Financial Statements	Combined
MSP WB LLC [Member]
Disclosure In Tabular Form Of The Method Adopted By The Companies In Preparing And Consolidating The Financial Statements [Line Items]
Description Of Method Used In Preparing Financial Statements	Combined
MSP Recovery Claims HOSP Series LLC [Member]
Disclosure In Tabular Form Of The Method Adopted By The Companies In Preparing And Consolidating The Financial Statements [Line Items]
Description Of Method Used In Preparing Financial Statements	Combined
MSP Productions LLC [Member]
Disclosure In Tabular Form Of The Method Adopted By The Companies In Preparing And Consolidating The Financial Statements [Line Items]
Description Of Method Used In Preparing Financial Statements	Combined
MSP Recovery Claims HP Series LLC [Member]
Disclosure In Tabular Form Of The Method Adopted By The Companies In Preparing And Consolidating The Financial Statements [Line Items]
Description Of Method Used In Preparing Financial Statements	Combined
MSP Recovery Claims COM Series LLC [Member]
Disclosure In Tabular Form Of The Method Adopted By The Companies In Preparing And Consolidating The Financial Statements [Line Items]
Description Of Method Used In Preparing Financial Statements	Combined